SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance For Credit Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 273	$ 457	$ 495
Balance at End of Period	276	273	457
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	577	658	631
Balance at End of Period	535	577	658
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	298	480	424
Balance at End of Period	$ 388	$ 298	$ 480